Note 7 - Rent Obligation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Schedule of Rent Expense [Table Text Block]
2015	$9,250
2016	$38,000
2017	$39,000
2018	$3,600
2019	$-

2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,000